23 Post-employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	R$ 11,820,185	R$ 11,074,608
Fair value of the plan assets	(11,420,196)	(10,880,721)
Plan coverage status	399,989	193,887
Unrecognized asset	1,092,501	999,512
Total	1,492,490	1,193,399
Unified Plan [member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	6,760,824	6,638,462	R$ 5,914,764	R$ 5,352,894
Fair value of the plan assets	(7,568,268)	(7,546,756)	(6,290,841)
Plan coverage status	(807,444)
Unrecognized asset	807,444
Total
Plan III [member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	3,344,723	3,046,536	2,145,661	1,734,568
Fair value of the plan assets	(3,629,780)	(3,137,754)	(2,178,236)
Plan coverage status	(285,057)
Unrecognized asset	285,057
Total
Assistance Plan [member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	1,714,638	1,389,610	1,140,605	R$ 1,035,957
Fair value of the plan assets	(222,148)	R$ (196,211)	R$ (172,991)
Plan coverage status	1,492,490
Unrecognized asset
Total	R$ 1,492,490